Derivative financial instruments - Schedule of Ineffectiveness Recognized in Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	$ 3,247	$ (1,868)
Fair value hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	3,247	(3,101)
Fair value hedges | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(19)	1,233
Fair value hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	3,228	(1,868)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	281	(1,149)
Cash flow hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	281	(472)
Cash flow hedges | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(483)	(677)
Cash flow hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(202)	(1,149)
Loans | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	7	(18)
Loans | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	7	(18)
Loans | Fair value hedges | Interest rate risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	7	0
Loans | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	14	(18)
Loans | Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		(129)
Loans | Fair value hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	(129)
Loans | Fair value hedges | Interest rate and foreign exchange risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(26)	0
Loans | Fair value hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(26)	(129)
Securities at amortized cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	144	(62)
Securities at amortized cost | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	144	(62)
Securities at amortized cost | Fair value hedges | Interest rate risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	0
Securities at amortized cost | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	144	(62)
Deposits | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	12
Deposits | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	12
Deposits | Fair value hedges | Interest rate risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Deposits | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	12
Deposits | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	0
Deposits | Cash flow hedges | Foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Deposits | Cash flow hedges | Foreign exchange risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	57
Deposits | Cash flow hedges | Foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	57
Borrowings and debt | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	176	(111)
Borrowings and debt | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	176	(117)
Borrowings and debt | Fair value hedges | Interest rate risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	6
Borrowings and debt | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	176	(111)
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	2,908	(1,548)
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	2,908	(2,775)
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	1,227
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	2,908	(1,548)
Borrowings and debt | Cash flow hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		(473)
Borrowings and debt | Cash flow hedges | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		(677)
Borrowings and debt | Cash flow hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		(1,150)
Borrowings and debt | Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		1
Borrowings and debt | Cash flow hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		1
Borrowings and debt | Cash flow hedges | Interest rate risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		0
Borrowings and debt | Cash flow hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		1
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	281	(1,150)
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	281
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(682)
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(401)
Borrowings and debt | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	$ 0
Borrowings and debt | Cash flow hedges | Foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Borrowings and debt | Cash flow hedges | Foreign exchange risk | Overdue
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	142
Borrowings and debt | Cash flow hedges | Foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	$ 142